ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Australia - 8.5%
ANZ Group Holdings Ltd.	17,359	$458,036
ASX Ltd.	12,741	557,709
Bank of Queensland Ltd.	93,600	452,167
CAR Group Ltd.	27,582	503,787
Challenger Ltd.	79,891	491,198
Coles Group Ltd.	28,945	460,748
Commonwealth Bank of Australia	3,698	462,347
Helia Group Ltd.	128,868	497,291
HUB24 Ltd.	7,875	472,447
National Australia Bank Ltd.	14,801	424,959
Qantas Airways Ltd.	75,868	459,363
QBE Insurance Group Ltd.	29,945	481,624
SmartGroup Corp. Ltd.	82,495	535,717
Super Retail Group Ltd.	49,940	425,338
Transurban Group	46,051	464,160
Westpac Banking Corp.	15,930	441,547
Woolworths Group Ltd.	17,392	430,609
		8,019,047

Belgium - 1.0%
Syensqo SA	8,048	532,258
UCB SA	1,535	416,520
		948,778

Bermuda - 0.5%
Hiscox Ltd.	21,800	459,203

Brazil - 1.0%
Banco do Brasil SA	98,614	442,905
Neoenergia SA	69,661	474,929
		917,834

Canada - 2.1%
Canadian Imperial Bank of Commerce	4,541	506,702
Element Fleet Management Corp.	19,541	466,533
National Bank of Canada	3,359	507,034
Royal Bank of Canada	2,709	487,235
		1,967,504

Denmark - 0.5%
Novo Nordisk AS	11,923	509,810

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Finland - 0.5%
Nordea Bank Abp	25,209	$473,090

France - 8.5%
AXA SA	10,020	481,455
BNP Paribas SA	4,579	479,536
Bureau Veritas SA	14,606	446,731
Cie de Saint-Gobain SA	5,393	491,424
Danone SA	5,559	435,435
Hermes International SCA	230	438,248
IPSOS SA	11,296	477,539
Kering SA	1,532	418,313
L'Oreal SA	1,090	468,281
Orange SA	22,079	460,476
Pernod Ricard SA	6,038	445,317
Publicis Groupe SA	5,394	502,530
Sanofi SA	4,883	457,445
Schneider Electric SE	1,571	495,247
Societe Generale SA	5,979	480,262
Sodexo SA	8,940	454,534
Vivendi SE	224,851	523,836
		7,956,609

Germany - 4.7%
Allianz SE	1,093	499,011
BASF SE	7,793	500,667
Bayer AG	10,092	450,684
Covestro AG (a)(b)	6,383	447,238
Henkel AG & Co. KGaA	6,096	420,332
LANXESS AG	24,091	513,465
Merck KGaA	3,678	475,053
Puma SE	18,127	552,720
Siemens Energy AG	2,517	533,449
		4,392,619

Hong Kong - 0.5%
Swire Properties Ltd.	141,473	451,558

Indonesia - 0.3%
Unilever Indonesia Tbk PT	3,716,133	329,536

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Ireland - 1.5%
Accenture PLC - Class A	2,274	$406,386
Experian PLC	12,812	468,798
Trane Technologies PLC	1,020	502,391
		1,377,575

Israel - 0.5%
Strauss Group Ltd.	10,337	448,863

Italy - 3.1%
Enel SpA	41,243	480,371
FinecoBank Banca Fineco SpA	20,206	499,909
Hera SpA	97,928	461,803
Intesa Sanpaolo SpA	74,684	506,197
Italgas SpA	38,654	466,820
UniCredit SpA	6,172	475,338
		2,890,438

Japan - 0.4%
Takeda Pharmaceutical Co. Ltd.	12,344	415,527

Mexico - 0.5%
Wal-Mart de Mexico SAB de CV	139,794	441,985

Netherlands - 1.5%
Euronext NV (b)	2,811	471,447
NN Group NV	5,787	504,641
Wolters Kluwer NV	6,070	473,181
		1,449,269

New Zealand - 1.5%
Auckland International Airport Ltd.	95,538	465,623
Contact Energy Ltd.	84,650	475,068
Xero Ltd. (a)	8,442	486,467
		1,427,158

Norway - 3.8%
Aker Solutions ASA	97,946	445,714
Borregaard ASA	25,749	423,559
DNB Bank ASA	14,811	448,581
Orkla ASA	36,409	448,790
Protector Forsikring ASA	9,008	453,672
Storebrand ASA	25,488	491,619

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
TOMRA Systems ASA	38,682	$391,425
Yara International ASA	8,229	478,745
		3,582,105

Poland - 0.5%
KRUK SA	3,812	458,832

Portugal - 0.5%
EDP SA	87,788	478,381

Singapore - 0.5%
City Developments Ltd.	67,161	430,573

South Africa - 1.9%
MTN Group Ltd.	37,796	474,223
Nedbank Group Ltd.	28,321	454,190
Vodacom Group Ltd.	51,071	433,249
Woolworths Holdings Ltd.	146,567	459,124
		1,820,786

Spain - 2.5%
Aena SME SA (b)	15,052	410,554
Enagas SA	25,985	519,980
Iberdrola SA	19,677	460,725
Redeia Corp. SA	25,677	449,025
Telefonica SA	103,311	467,788
		2,308,072

Sweden - 2.4%
Avanza Bank Holding AB	12,475	447,642
Fastighets AB Balder (a)	75,214	447,565
Kinnevik AB (a)	86,396	492,208
Swedbank AB - Class A	12,551	440,038
Telia Co. AB	87,890	459,405
		2,286,858

Switzerland - 2.0%
Cie Financiere Richemont SA	2,524	479,701
Novartis AG	2,960	439,066
Temenos AG	4,891	462,590
UBS Group AG	11,869	524,068
		1,905,425

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Taiwan - 1.5%
First Financial Holding Co. Ltd.	492,043	$448,025
Oneness Biotech Co. Ltd. (a)	271,207	455,371
PharmaEssentia Corp.	22,659	472,711
		1,376,107

Thailand - 0.5%
Thai Beverage PCL	1,324,229	436,971

United Kingdom - 9.2%
Aberdeen Group PLC	175,055	495,706
AstraZeneca PLC	2,381	451,907
BT Group PLC	159,124	468,891
Diageo PLC	24,128	482,961
GSK PLC	16,629	436,379
Haleon PLC	91,548	423,551
HSBC Holdings PLC	27,827	510,806
Lloyds Banking Group PLC	352,724	478,480
MONY Group PLC	215,719	521,913
National Grid PLC	26,684	476,462
NatWest Group PLC	61,587	490,423
Pearson PLC	34,511	507,881
Sage Group PLC	40,859	487,490
Schroders PLC	57,323	452,412
Severn Trent PLC	11,262	500,966
Standard Chartered PLC	20,860	528,759
Unilever PLC	7,260	424,502
WPP PLC	145,335	528,426
		8,667,915

United States - 31.3% (c)
AbbVie, Inc.	2,145	453,281
Affirm Holdings, Inc. (a)	9,894	635,986
American Water Works Co., Inc.	3,217	413,127
Autodesk, Inc. (a)	1,841	436,317
Automatic Data Processing, Inc.	2,136	452,704
Bank of America Corp.	9,123	487,716
Bank of New York Mellon Corp.	3,724	500,394
Baxter International, Inc.	26,421	464,481
Biogen, Inc. (a)	2,389	452,190
Boston Scientific Corp. (a)	6,410	369,280
Bristol-Myers Squibb Co.	7,659	464,059
Chemours Co.	21,962	591,876
Colgate-Palmolive Co.	5,165	440,884

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Dow, Inc.	11,594	$469,441
Edison International	6,128	425,835
Exelon Corp.	9,230	424,488
Expedia Group, Inc.	1,892	469,916
First Solar, Inc. (a)	2,294	463,136
Ford Motor Co.	37,303	450,620
General Mills, Inc.	11,806	416,870
Goldman Sachs Group, Inc.	527	486,827
Hasbro, Inc.	4,727	453,036
Hershey Co.	2,030	377,052
Hewlett Packard Enterprise Co.	18,921	544,357
Hilton Worldwide Holdings, Inc.	1,475	478,003
HubSpot, Inc. (a)	1,856	411,587
IDEX Corp.	2,291	499,094
International Flavors & Fragrances, Inc.	6,360	446,472
J M Smucker Co.	4,484	439,567
JPMorgan Chase & Co.	1,502	470,471
Keysight Technologies, Inc. (a)	1,484	519,266
Kimberly-Clark Corp.	4,411	434,175
Lyft, Inc. - Class A (a)	33,479	473,728
Marriott International, Inc. - Class A	1,361	492,260
Mastercard, Inc. - Class A	879	442,067
Merck & Co., Inc.	3,799	414,775
Microsoft Corp.	1,179	480,773
Mondelez International, Inc. - Class A	7,606	467,313
New York Times Co. - Class A	5,217	412,299
Novanta, Inc. (a)	3,708	480,297
Owens Corning	4,062	501,007
PayPal Holdings, Inc.	9,860	494,380
PepsiCo, Inc.	2,903	460,096
Pinterest, Inc. - Class A (a)	23,983	471,506
Principal Financial Group, Inc.	5,000	504,550
Procter & Gamble Co.	3,048	448,330
Prudential Financial, Inc.	4,627	453,955
Ralph Lauren Corp.	1,284	460,494
S&P Global, Inc.	1,059	456,673
Science Applications International Corp.	4,610	446,110
Sempra	4,605	438,028
Service Corp. International	5,716	463,167
Thermo Fisher Scientific, Inc.	899	430,585
Vail Resorts, Inc.	3,418	434,701
Verizon Communications, Inc.	8,566	411,425
Vertex Pharmaceuticals, Inc. (a)	977	417,550
VF Corp.	25,884	489,984

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Voya Financial, Inc.	6,475	$530,691
Wells Fargo & Co.	5,505	452,676
Wendy's Co.	61,007	424,609
Workiva, Inc. (a)	7,333	392,169
Xylem, Inc.	3,642	430,339
Yum! Brands, Inc.	2,756	439,995
Zillow Group, Inc. - Class A (a)	9,967	444,628
		29,403,668
TOTAL COMMON STOCKS (Cost $82,145,949)		88,032,096

REAL ESTATE INVESTMENT TRUSTS - 4.9%
Australia - 1.4%
GPT Group	139,368	476,604
Mirvac Group	354,489	433,863
Stockland	148,530	433,082
		1,343,549

France - 1.0%
Covivio SA	7,367	485,922
Unibail-Rodamco-Westfield	4,011	485,346
		971,268

Singapore - 0.5%
CapitaLand Integrated Commercial Trust	242,584	449,794

Spain - 0.5%
Colonial SFL Socimi SA	75,877	485,341

United Kingdom - 0.5%
Land Securities Group PLC	60,823	489,140

United States - 1.0%
NNN REIT, Inc.	10,287	450,468
VICI Properties, Inc.	16,078	469,477
		919,945
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,329,386)		4,659,037

RIGHTS - 0.0% (d)
United States - 0.0% (d)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)	5,815	—
TOTAL RIGHTS (Cost $0)		—

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.58% (f)	830,669	$830,669
TOTAL MONEY MARKET FUNDS (Cost $830,669)		830,669

TOTAL INVESTMENTS - 99.5% (Cost $87,306,004)		$93,521,802
Other Assets in Excess of Liabilities - 0.5%		424,350
TOTAL NET ASSETS - 100.0%		$93,946,152

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $1,329,239 or 1.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

ROCKCREEK GLOBAL EQUALITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

RockCreek Global Equality ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments:
Common Stocks	$87,584,858	$447,238	$—	$88,032,096
Real Estate Investment Trusts	4,659,037	—	—	4,659,037
Rights	—	—	0(a)	0(a)
Money Market Funds	830,669	—	—	830,669
Total Investments	$93,074,564	$447,238	$ 0(a)	$93,521,802

(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended April 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.